Acquisitions and Equity Method Investments (Details) - Schedule of financial information at fair value for equity method investment - Business Combination [Member] - Unique Logistics International, Inc. [Member]
Feb. 28, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 17,493,164
Noncurrent assets	152,658
Total Assets	17,645,822
Current liabilities	6,907,904
Noncurrent liabilities
Total liabilities	6,907,904
Net assets of the equity investee	10,737,918
Equity attributable to non-controlling interest	(5,368,959)
Equity attributable to registrant	5,368,959
Equity goodwill attributable to registrant	5,492,152
Total Equity method investment	$ 10,861,111